ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Earnings Per Share, Basic and Diluted - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Numerator (net loss)	$ (370,249)	$ (424,521)	$ (1,622,122)	$ (1,232,683)	$ (2,673,836)	$ (2,035,922)
Denominator (weighted average number of common shares outstanding)	401,673,199	371,151,459	398,041,211	370,333,703	375,118,494	355,464,753
Basic and diluted net loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)